Quarterly Holdings Report
for
Fidelity® Enduring Opportunities Fund
January 31, 2024
IDF-NPRT1-0324
1.9896223.104
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 0.1%
Elisa Corp. (A Shares)	363	16,574
Entertainment - 1.5%
Netflix, Inc. (a)	171	96,463
Sea Ltd. ADR (a)	788	30,054
The Walt Disney Co.	701	67,331
		193,848
Interactive Media & Services - 6.1%
Adevinta ASA Class B (a)	2,862	30,750
Alphabet, Inc.:
Class A (a)	1,285	180,029
Class C (a)	1,155	163,779
Hemnet Group AB	1,268	34,238
Kakao Corp.	572	22,369
LY Corp.	7,791	24,238
Match Group, Inc. (a)	956	36,691
Meta Platforms, Inc. Class A	563	219,649
NAVER Corp.	163	24,307
Rightmove PLC	2,316	16,391
Tencent Holdings Ltd.	1,936	67,201
		819,642
TOTAL COMMUNICATION SERVICES		1,030,064
CONSUMER DISCRETIONARY - 18.6%
Automobile Components - 0.5%
Aptiv PLC (a)	346	28,140
DENSO Corp.	2,140	33,615
		61,755
Automobiles - 2.0%
BYD Co. Ltd. (H Shares)	1,258	28,167
Ferrari NV (Italy)	90	31,484
Tesla, Inc. (a)	718	134,474
Toyota Motor Corp.	3,408	68,050
		262,175
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	2,110	327,472
B&M European Value Retail SA	4,226	27,774
Dollarama, Inc.	412	30,237
MercadoLibre, Inc. (a)	28	47,931
Prosus NV	642	19,230
		452,644
Diversified Consumer Services - 0.3%
Duolingo, Inc. (a)	199	35,599
Hotels, Restaurants & Leisure - 4.3%
Amadeus IT Holding SA Class A	515	36,210
Chipotle Mexican Grill, Inc. (a)	29	69,854
Churchill Downs, Inc.	393	47,541
Compass Group PLC	1,263	34,788
Domino's Pizza, Inc.	103	43,901
Doordash, Inc. (a)	538	56,060
Flutter Entertainment PLC (a)	104	21,464
Hilton Worldwide Holdings, Inc.	344	65,690
Oriental Land Co. Ltd.	1,008	37,437
Restaurant Brands Asia Ltd. (a)	12,252	17,477
Wingstop, Inc.	233	65,499
Yum! Brands, Inc.	322	41,696
Zomato Ltd. (a)	22,115	37,140
		574,757
Household Durables - 0.7%
Berkeley Group Holdings PLC	397	24,155
Maytronics Ltd.	2,186	24,031
NVR, Inc. (a)	7	49,527
		97,713
Leisure Products - 0.3%
Roland Corp.	647	21,496
SHIMANO, Inc.	129	18,521
		40,017
Specialty Retail - 4.4%
Carvana Co. Class A (a)	948	40,821
Fast Retailing Co. Ltd.	142	37,911
Five Below, Inc. (a)	225	40,379
Floor & Decor Holdings, Inc. Class A (a)	417	41,934
Lowe's Companies, Inc.	319	67,896
National Vision Holdings, Inc. (a)	2,205	41,917
Nitori Holdings Co. Ltd.	184	24,082
The Home Depot, Inc.	302	106,594
TJX Companies, Inc.	611	57,990
Ulta Beauty, Inc. (a)	102	51,209
Wayfair LLC Class A (a)	635	31,909
WH Smith PLC	1,154	17,710
Workman Co. Ltd.	659	18,839
ZOZO, Inc.	833	18,240
		597,431
Textiles, Apparel & Luxury Goods - 2.7%
adidas AG	108	20,556
Hermes International SCA	16	33,853
lululemon athletica, Inc. (a)	196	88,949
LVMH Moet Hennessy Louis Vuitton SE	82	68,229
Moncler SpA	333	20,621
NIKE, Inc. Class B	494	50,156
Prada SpA	2,910	18,046
PVH Corp.	346	41,610
Shenzhou International Group Holdings Ltd.	3,057	27,224
		369,244
TOTAL CONSUMER DISCRETIONARY		2,491,335
CONSUMER STAPLES - 5.0%
Beverages - 1.0%
Ambev SA	10,151	26,799
Davide Campari Milano NV	1,556	15,824
Kweichow Moutai Co. Ltd. (A Shares)	115	25,783
Monster Beverage Corp.	806	44,346
Pernod Ricard SA	175	28,841
		141,593
Consumer Staples Distribution & Retail - 2.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	541	31,701
Casey's General Stores, Inc.	169	45,860
Clicks Group Ltd.	1,582	25,429
Cosmos Pharmaceutical Corp.	150	16,112
Costco Wholesale Corp.	172	119,519
Wal-Mart de Mexico SA de CV Series V	8,849	36,560
Walmart, Inc.	499	82,460
		357,641
Food Products - 0.5%
Freshpet, Inc. (a)	498	42,878
McCormick & Co., Inc. (non-vtg.)	399	27,196
		70,074
Household Products - 0.2%
Unicharm Corp.	664	22,847
Personal Care Products - 0.6%
Hindustan Unilever Ltd.	930	27,797
L'Oreal SA	100	47,855
		75,652
TOTAL CONSUMER STAPLES		667,807
ENERGY - 1.9%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	1,053	51,281
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy, Inc.	268	43,949
Hess Corp.	332	46,656
Parkland Corp.	761	25,969
PrairieSky Royalty Ltd.	2,270	37,449
Reliance Industries Ltd.	1,262	43,339
		197,362
TOTAL ENERGY		248,643
FINANCIALS - 11.3%
Banks - 2.9%
Bank of America Corp.	2,493	84,787
Credicorp Ltd. (United States)	263	39,037
FinecoBank SpA	1,536	22,293
JPMorgan Chase & Co.	806	140,534
KBC Group NV	396	25,883
PNC Financial Services Group, Inc.	287	43,397
PT Bank Central Asia Tbk	55,476	33,564
		389,495
Capital Markets - 2.8%
Avanza Bank Holding AB	742	14,973
Banca Generali SpA	585	22,380
Bolsa Mexicana de Valores S.A.B. de CV	13,232	26,808
Brookfield Corp. (Canada) Class A	857	34,014
HUB24 Ltd.	1,195	28,878
Moody's Corp.	124	48,613
Morningstar, Inc.	159	44,409
Netwealth Group Ltd.	1,886	20,485
Nordnet AB	1,221	19,277
Partners Group Holding AG	19	25,827
S&P Global, Inc.	151	67,701
VZ Holding AG	239	28,194
		381,559
Financial Services - 2.3%
Adyen BV (a)(b)	30	37,626
Edenred SA	403	24,137
Fiserv, Inc. (a)	421	59,727
Flywire Corp. (a)	1,341	28,657
Visa, Inc. Class A	481	131,438
Zenkoku Hosho Co. Ltd.	657	24,449
		306,034
Insurance - 3.3%
American Financial Group, Inc.	324	39,010
Arch Capital Group Ltd. (a)	396	32,642
Arthur J. Gallagher & Co.	191	44,343
Assurant, Inc.	248	41,652
Chubb Ltd.	275	67,375
Globe Life, Inc.	324	39,794
Hannover Reuck SE	148	35,539
Qualitas Controladora S.A.B. de CV	5,390	59,557
Steadfast Group Ltd.	5,820	22,520
The Travelers Companies, Inc.	259	54,742
		437,174
TOTAL FINANCIALS		1,514,262
HEALTH CARE - 8.9%
Biotechnology - 0.1%
Zai Lab Ltd. (a)	7,076	15,035
Health Care Equipment & Supplies - 3.6%
Align Technology, Inc. (a)	133	35,554
Boston Scientific Corp. (a)	1,073	67,878
Coloplast A/S Series B	165	19,080
Hoya Corp.	287	36,457
IDEXX Laboratories, Inc. (a)	86	44,297
Inspire Medical Systems, Inc. (a)	165	34,794
Intuitive Surgical, Inc. (a)	167	63,163
Masimo Corp. (a)	429	55,315
ResMed, Inc.	186	35,377
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	486	18,225
Straumann Holding AG	201	30,839
The Cooper Companies, Inc.	117	43,645
		484,624
Health Care Providers & Services - 1.7%
Apollo Hospitals Enterprise Ltd.	457	34,929
Humana, Inc.	106	40,074
Surgery Partners, Inc. (a)	909	27,897
UnitedHealth Group, Inc.	253	129,470
		232,370
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	159	32,978
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	566	23,585
Danaher Corp.	294	70,534
Lonza Group AG	45	22,001
Sartorius Stedim Biotech	66	17,917
West Pharmaceutical Services, Inc.	135	50,359
Wuxi Biologics (Cayman), Inc. (a)(b)	7,907	20,808
		205,204
Pharmaceuticals - 1.7%
Eli Lilly & Co.	210	135,578
Novo Nordisk A/S Series B	830	94,873
		230,451
TOTAL HEALTH CARE		1,200,662
INDUSTRIALS - 13.9%
Aerospace & Defense - 1.2%
HEICO Corp.	234	42,024
INVISIO AB	1,159	22,553
Northrop Grumman Corp.	112	50,037
Safran SA	223	41,636
		156,250
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	444	37,336
Delhivery Private Ltd. (a)	4,535	24,582
DHL Group	752	36,181
ZTO Express, Inc. sponsored ADR	919	15,035
		113,134
Building Products - 1.1%
ASSA ABLOY AB (B Shares)	1,243	34,090
Kingspan Group PLC (Ireland)	315	25,722
The AZEK Co., Inc. (a)	1,102	42,493
Trex Co., Inc. (a)	522	42,533
		144,838
Commercial Services & Supplies - 1.4%
Casella Waste Systems, Inc. Class A (a)	471	40,195
Cintas Corp.	87	52,598
Copart, Inc.	1,214	58,321
GFL Environmental, Inc.	625	21,235
Waste Connections, Inc. (Canada)	135	20,957
		193,306
Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	646	27,033
Electrical Equipment - 1.2%
AMETEK, Inc.	292	47,319
Eaton Corp. PLC	265	65,211
Generac Holdings, Inc. (a)	316	35,920
Nidec Corp.	481	17,940
		166,390
Ground Transportation - 0.7%
Localiza Rent a Car SA	2,415	26,381
Old Dominion Freight Lines, Inc.	103	40,275
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	13,622	22,463
		89,119
Industrial Conglomerates - 1.0%
General Electric Co.	562	74,420
Honeywell International, Inc.	291	58,858
		133,278
Machinery - 1.8%
Atlas Copco AB (A Shares)	2,381	37,999
Fortive Corp.	573	44,797
Indutrade AB	1,261	30,814
Minebea Mitsumi, Inc.	1,199	24,784
Miura Co. Ltd.	820	14,984
Rational AG	22	16,976
SMC Corp.	48	26,719
VAT Group AG (b)	53	24,978
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,467	13,089
		235,140
Marine Transportation - 0.1%
SITC International Holdings Co. Ltd.	8,782	13,325
Passenger Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	221	29,526
Professional Services - 3.1%
BayCurrent Consulting, Inc.	987	22,947
Centre Testing International Group Co. Ltd. (A Shares)	4,438	7,278
Dayforce, Inc. (a)	605	42,060
Equifax, Inc.	204	49,845
Experian PLC	912	37,960
Funai Soken Holdings, Inc.	852	14,835
Headhunter Group PLC ADR (a)(c)	622	1,693
Recruit Holdings Co. Ltd.	936	36,971
RELX PLC (London Stock Exchange)	972	40,118
Sporton International, Inc.	3,398	25,163
Thomson Reuters Corp.	235	34,890
TriNet Group, Inc. (a)	301	34,224
Verisk Analytics, Inc.	201	48,548
Wolters Kluwer NV	161	23,750
		420,282
Trading Companies & Distributors - 1.1%
AddTech AB (B Shares)	979	20,358
Ashtead Group PLC	500	32,962
Azelis Group NV	826	17,068
Ferguson PLC	292	54,855
IMCD NV	158	24,247
		149,490
TOTAL INDUSTRIALS		1,871,111
INFORMATION TECHNOLOGY - 22.3%
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp. Class A	540	54,594
Azbil Corp.	666	21,522
CDW Corp.	230	52,146
Keyence Corp.	88	39,371
Lagercrantz Group AB (B Shares)	2,284	29,980
Murata Manufacturing Co. Ltd.	1,494	30,167
Teledyne Technologies, Inc. (a)	88	36,825
		264,605
IT Services - 2.0%
Cloudflare, Inc. (a)	630	49,802
Kainos Group PLC	1,700	24,711
Nagarro SE (a)	139	13,722
SHIFT, Inc. (a)	109	19,650
Shopify, Inc. Class A (a)	364	29,145
Softcat PLC	1,104	20,231
Tata Consultancy Services Ltd.	872	40,035
Twilio, Inc. Class A (a)	535	37,627
VeriSign, Inc. (a)	198	39,378
		274,301
Semiconductors & Semiconductor Equipment - 6.9%
Advantest Corp.	692	27,540
ASM International NV (Netherlands)	58	32,356
ASML Holding NV (Netherlands)	111	96,302
BE Semiconductor Industries NV	189	28,554
Disco Corp.	140	37,777
eMemory Technology, Inc.	516	46,031
Monolithic Power Systems, Inc.	91	54,848
NVIDIA Corp.	557	342,705
Silicon Laboratories, Inc. (a)	339	41,819
Taiwan Semiconductor Manufacturing Co. Ltd.	6,528	130,708
Teradyne, Inc.	369	35,642
Tokyo Electron Ltd.	277	51,404
		925,686
Software - 11.0%
Adobe, Inc. (a)	150	92,667
ANSYS, Inc. (a)	124	40,651
Atlassian Corp. PLC (a)	149	37,216
ATOSS Software AG	90	24,802
Bill Holdings, Inc. (a)	425	33,171
Confluent, Inc. (a)	1,109	24,797
Constellation Software, Inc.	17	46,985
Constellation Software, Inc. warrants 8/22/28 (a)(c)	17	0
Dassault Systemes SA	787	40,797
Fortnox AB	3,520	19,551
HubSpot, Inc. (a)	101	61,711
Lumine Group, Inc.	1,386	32,329
Microsoft Corp.	1,499	595,962
Money Forward, Inc. (a)	614	23,966
Procore Technologies, Inc. (a)	607	43,334
Salesforce, Inc. (a)	379	106,533
SAP SE	341	59,077
ServiceNow, Inc. (a)	90	68,886
Synopsys, Inc. (a)	102	54,402
Topicus.Com, Inc. (a)	259	20,035
Workday, Inc. Class A (a)	185	53,848
		1,480,720
Technology Hardware, Storage & Peripherals - 0.4%
Seagate Technology Holdings PLC	614	52,608
TOTAL INFORMATION TECHNOLOGY		2,997,920
MATERIALS - 4.0%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	156	39,891
Ecolab, Inc.	229	45,392
Givaudan SA	8	33,457
Linde PLC	163	65,987
NOF Corp.	431	19,466
Shin-Etsu Chemical Co. Ltd.	1,120	44,086
Sika AG	124	34,231
Solar Industries India Ltd.	455	35,434
Symrise AG	185	19,181
		337,125
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	116	58,977
Vulcan Materials Co.	240	54,242
		113,219
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	1,160	46,040
Press Metal Aluminium Holdings	19,537	19,553
Ternium SA sponsored ADR	583	22,539
		88,132
TOTAL MATERIALS		538,476
REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	262	51,260
Big Yellow Group PLC	1,115	16,222
Embassy Office Parks (REIT)	6,240	26,989
Equinix, Inc.	65	53,935
Equity Lifestyle Properties, Inc.	537	36,350
Extra Space Storage, Inc.	219	31,632
National Storage REIT unit	15,614	23,417
Prologis, Inc.	395	50,043
Safestore Holdings PLC	1,505	15,792
Segro PLC	1,591	17,780
Sun Communities, Inc.	258	32,340
Warehouses de Pauw	822	24,234
		379,994
Real Estate Management & Development - 1.5%
Ayala Land, Inc.	36,338	21,951
CBRE Group, Inc. (a)	470	40,566
Colliers International Group, Inc.	176	20,660
CoStar Group, Inc. (a)	506	42,241
Grainger Trust PLC	6,615	22,065
Katitas Co. Ltd.	1,802	22,404
Oberoi Realty Ltd.	1,813	28,912
		198,799
TOTAL REAL ESTATE		578,793
UTILITIES - 0.5%
Electric Utilities - 0.4%
Constellation Energy Corp.	439	53,558
Gas Utilities - 0.1%
Nippon Gas Co. Ltd.	1,244	19,270
TOTAL UTILITIES		72,828
TOTAL COMMON STOCKS (Cost $10,271,669)		13,211,901

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Sartorius AG (non-vtg.)	63	23,210
INDUSTRIALS - 0.2%
Passenger Airlines - 0.2%
Azul SA (a)	9,633	26,054
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $38,051)		49,264

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $183,814)	183,778	183,814

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $10,493,534)	13,444,979
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(15,818)
NET ASSETS - 100.0%	13,429,161

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,412 or 0.6% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	160,448	950,562	927,196	2,729	-	-	183,814	0.0%
Total	160,448	950,562	927,196	2,729	-	-	183,814

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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